Net Amounts Recognized in Accumulated Other Comprehensive Loss (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 Domestic plans USD ($)	Mar. 31, 2012 Domestic plans JPY (¥)	Mar. 31, 2011 Domestic plans JPY (¥)	Mar. 31, 2012 Foreign Plans USD ($)	Mar. 31, 2012 Foreign Plans JPY (¥)	Mar. 31, 2011 Foreign Plans JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	$ 1,211,512	¥ 99,344,000	¥ 91,275,000	$ 457,329	¥ 37,501,000	¥ 20,881,000
Prior service credit	(360,622)	(29,571,000)	(33,634,000)	(9,841)	(807,000)	(1,220,000)
Net amount recognized	$ 850,890	¥ 69,773,000	¥ 57,641,000	$ 447,488	¥ 36,694,000	¥ 19,661,000